UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21497

ALLIANCEBERNSTEIN CORPORATE SHARES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2010

Date of reporting period: July 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Corporate Income Shares

Portfolio of Investments

July 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
CORPORATES - INVESTMENT GRADES - 89.6%
Industrial - 43.4%
Basic - 5.1%
Commercial Metals Co.
7.35%, 8/15/18	$400	$396,101
The Dow Chemical Co.
7.375%, 11/01/29	430	416,993
Eastman Chemical Co.
7.25%, 1/15/24	305	285,594
Freeport-McMoRan Copper & Gold, Inc.
8.25%, 4/01/15	490	518,175
International Paper Co.
7.95%, 6/15/18	400	426,083
The Mosaic Co.
7.625%, 12/01/16 (a)	225	239,519
PPG Industries, Inc.
5.75%, 3/15/13	170	178,981
6.65%, 3/15/18	85	93,437
Weyerhaeuser Co.
8.50%, 1/15/25	360	308,614

		2,863,497

Capital Goods - 4.4%
Boeing Co.
6.00%, 3/15/19	140	153,370
Caterpillar, Inc.
7.375%, 3/01/97	445	454,498
CRH America, Inc.
5.30%, 10/15/13	695	680,648
Dover Corp.
5.45%, 3/15/18	350	365,873
General Electric Co.
5.25%, 12/06/17	520	527,052
Vulcan Materials Co.
7.00%, 6/15/18	295	298,869

		2,480,310

Communications - Media - 5.7%
CBS Corp.
5.625%, 8/15/12	220	221,260
7.875%, 7/30/30	85	71,726
Comcast Cable Communications Holdings, Inc.
8.875%, 5/01/17	175	211,782
9.455%, 11/15/22	455	571,844
News America Holdings, Inc.
8.875%, 4/26/23	415	431,696
RR Donnelley & Sons Co.
4.95%, 4/01/14	675	615,503
5.50%, 5/15/15	210	185,132
TCI Communications, Inc.
7.875%, 2/15/26	150	173,199
Time Warner Entertainment Co. LP
8.875%, 10/01/12	350	405,737
10.15%, 5/01/12	270	316,879

		3,204,758

Communications - Telecommunications - 4.5%
Ameritech Capital Funding Corp.
6.55%, 1/15/28	760	732,629
Bellsouth Capital Funding Corp.
7.12%, 7/15/97	565	542,304
Embarq Corp.
6.738%, 6/01/13	150	157,577
Qwest Corp.
7.625%, 6/15/15	185	184,537
8.875%, 3/15/12	100	103,750
US Cellular Corp.
6.70%, 12/15/33	135	137,137
Valor Telecommunications Enterprises LLC/Finance Corp.
7.75%, 2/15/15	55	55,000
Verizon New York, Inc.
Series B
7.375%, 4/01/32	595	629,331

		2,542,265

Consumer Cyclical - Automotive - 1.7%
Daimler Finance North America LLC
7.30%, 1/15/12	310	332,019
Johnson Controls, Inc.
5.50%, 1/15/16	635	618,262

		950,281

Consumer Cyclical - Entertainment - 1.1%
Historic TW, Inc.
9.125%, 1/15/13	80	92,624
Time Warner Cos, Inc.
7.57%, 2/01/24	120	123,756
Turner Broadcasting System, Inc.
8.375%, 7/01/13	350	393,936

		610,316

Consumer Cyclical - Other - 1.4%
Marriott International, Inc.
Series J
5.625%, 2/15/13	250	249,890
Toll Brothers Finance Corp.
5.15%, 5/15/15	620	557,882

		807,772

Consumer Cyclical - Retailers - 0.8%
Kohls Corp.
6.25%, 12/15/17	255	267,312
Nordstrom, Inc.
7.00%, 1/15/38	160	155,763

		423,075

Consumer Non-Cyclical - 9.9%
Allergan, Inc.
5.75%, 4/01/16	520	515,501
AmerisourceBergen Corp.
5.875%, 9/15/15	305	296,908
Anheuser-Busch Cos, Inc.
5.50%, 1/15/18	210	209,992
6.50%, 2/01/43	250	243,356
Archer-Daniels-Midland Co.
8.375%, 4/15/17	245	301,701
Avon Products, Inc.
6.50%, 3/01/19	145	159,640
Bristol-Myers Squibb Co.
6.875%, 8/01/97	275	293,502
Bunge Ltd. Finance Corp.
5.35%, 4/15/14	705	698,522
ConAgra Foods, Inc.
9.75%, 3/01/21	300	379,834
Fisher Scientific International, Inc.
6.125%, 7/01/15	140	142,800
Fortune Brands, Inc.
5.375%, 1/15/16	100	93,309
The Kroger Co.
7.50%, 4/01/31	435	518,227
Pepsi Bottling Group, Inc.
Series B
7.00%, 3/01/29	127	151,016
Quest Diagnostics, Inc.
5.45%, 11/01/15	370	365,338
Reynolds American, Inc.
7.30%, 7/15/15	165	168,438

Safeway, Inc.
7.25%, 2/01/31	570	669,224
Sara Lee Corp.
3.875%, 6/15/13	340	338,017

		5,545,325

Energy - 3.2%
Amerada Hess Corp.
7.875%, 10/01/29	154	178,155
ConocoPhillips
6.65%, 7/15/18	390	441,955
Duke Capital LLC
8.00%, 10/01/19	155	172,187
Halliburton Co.
7.60%, 8/15/96 (a)	240	269,326
Nabors Industries, Inc.
9.25%, 1/15/19	150	175,294
Noble Energy, Inc.
8.25%, 3/01/19	143	169,607
The Premcor Refining Group, Inc.
7.50%, 6/15/15	366	375,373

		1,781,897

Services - 1.0%
The Western Union Co.
5.93%, 10/01/16	515	535,324

Technology - 2.7%
International Business Machines Corp.
7.125%, 12/01/96	445	513,481
Motorola, Inc.
6.50%, 9/01/25 - 11/15/28	560	409,274
Oracle Corp.
5.75%, 4/15/18	135	148,552
Xerox Corp.
6.40%, 3/15/16	325	321,516
7.625%, 6/15/13	100	104,090

		1,496,913

Transportation - Airlines - 1.0%
Southwest Airlines Co.
5.25%, 10/01/14	550	541,415

Transportation - Railroads - 0.9%
CSX Corp.
7.90%, 5/01/17	460	530,242

		24,313,390

Financial Institutions - 39.0%
Banking - 24.2%
Bank of America Corp.
5.42%, 3/15/17	500	450,079

The Bear Stearns Co., Inc.
5.55%, 1/22/17	575	575,906
Capital One Financial Corp.
6.15%, 9/01/16	168	150,178
Citigroup, Inc.
4.875%, 5/07/15	570	500,900
5.00%, 9/15/14	565	505,667
5.50%, 2/15/17	320	276,375
5.85%, 7/02/13	365	358,597
6.125%, 8/25/36	115	86,625
Comerica Bank
5.75%, 11/21/16	560	471,708
Countrywide Financial Corp.
6.25%, 5/15/16	318	297,395
Fifth Third Bancorp
6.25%, 5/01/13	520	520,433
Fifth Third Bank
4.75%, 2/01/15	395	335,697
First Union Institutional Capital I
8.04%, 12/01/26	360	296,837
FleetBoston Financial Corp.
6.875%, 1/15/28	180	164,112
The Goldman Sachs Group, Inc.
5.125%, 1/15/15	250	259,849
5.625%, 1/15/17	530	530,713
6.125%, 2/15/33	815	841,310
HSBC Bank USA
4.625%, 4/01/14	475	477,966
JP Morgan Chase & Co.
5.375%, 1/15/14	515	538,129
6.125%, 6/27/17	255	265,737
JP Morgan Chase Capital XXV
Series Y
6.80%, 10/01/37	300	274,245
Manufacturers & Traders Trust Co.
5.629%, 12/01/21 (b)	270	204,466
Marshall & Ilsley Bank
4.85%, 6/16/15	300	223,678
Merrill Lynch & Co., Inc.
5.70%, 5/02/17	190	167,622
6.11%, 1/29/37	440	368,119
6.15%, 4/25/13	520	534,112
Morgan Stanley
5.30%, 3/01/13	160	164,376
6.00%, 4/28/15	100	103,525
7.25%, 4/01/32	130	141,953

National City Bank
5.80%, 6/07/17	395	388,233
PNC Bank NA
5.25%, 1/15/17	250	242,738
SouthTrust Corp.
5.80%, 6/15/14	500	498,845
Sovereign Bank
5.125%, 3/15/13	335	333,459
State Street Corp.
5.375%, 4/30/17	95	97,320
Union Bank of California
5.95%, 5/11/16	555	518,921
Union Planters Corp.
7.75%, 3/01/11	341	331,534
Wachovia Corp.
4.875%, 2/15/14	200	197,025
5.25%, 8/01/14	360	362,488
Wells Fargo & Co.
4.375%, 1/31/13	410	419,704
4.625%, 4/15/14	100	98,998

		13,575,574

Brokerage - 0.6%
Ameriprise Financial, Inc.
5.65%, 11/15/15	200	193,189
Schwab Capital Trust I
7.50%, 11/15/37 (b)	145	124,516

		317,705

Finance - 3.8%
General Electric Capital Corp.
4.875%, 3/04/15	90	88,815
5.40%, 2/15/17	520	515,729
6.375%, 11/15/67 (b)	520	369,005
HSBC Finance Capital Trust IX
5.911%, 11/30/35 (b)	570	313,500
International Lease Finance Corp.
5.625%, 9/20/13	530	369,870
Series MTN
5.65%, 6/01/14	106	73,872
SLM Corp.
5.05%, 11/14/14	385	266,744
5.45%, 4/25/11	180	154,800

		2,152,335

Insurance - 6.5%
Aetna, Inc.
6.00%, 6/15/16	360	361,575
Assurant, Inc.
5.625%, 2/15/14	110	98,497

Fund American Cos, Inc.
5.875%, 5/15/13	635	591,476
GE Global Insur
7.00%, 2/15/26	290	240,998
Genworth Financial, Inc.
4.95%, 10/01/15	510	339,358
Series MTN
6.515%, 5/22/18	180	119,242
Hartford Financial Services Group, Inc.
6.10%, 10/01/41	330	216,671
Humana, Inc.
6.45%, 6/01/16	215	191,946
Lincoln National Corp.
8.75%, 7/01/19	82	90,272
Marsh & McLennan Cos, Inc.
5.15%, 9/15/10	295	295,323
5.375%, 7/15/14	165	162,503
Principal Financial Group, Inc.
7.875%, 5/15/14	135	142,684
Prudential Financial, Inc.
Series MTN
5.15%, 1/15/13	130	128,517
Series MTNB
4.50%, 7/15/13	285	269,336
The Travelers Cos, Inc.
6.25%, 6/20/16	230	247,201
UnitedHealth Group, Inc.
4.875%, 3/15/15	140	139,535

		3,635,134

REITS - 3.9%
ERP Operating LP
5.25%, 9/15/14	560	539,325
Health Care Property Investors, Inc.
5.65%, 12/15/13	585	557,909
Health Care REIT, Inc.
6.20%, 6/01/16	585	514,266
Simon Property Group LP
5.625%, 8/15/14	575	567,642

		2,179,142

		21,859,890

Utility - 7.2%
Electric - 4.5%
Allegheny Energy Supply Co. LLC
8.25%, 4/15/12 (a)	95	101,575

Consolidated Edison Co. of New York, Inc.
Series 05-C
5.375%, 12/15/15	115	121,804
Constellation Energy Group, Inc.
4.55%, 6/15/15	140	128,724
Consumers Energy Co.
Series D
5.375%, 4/15/13	165	171,222
Dominion Resources, Inc.
7.50%, 6/30/66 (b)	370	292,300
Series 06-B
6.30%, 9/30/66 (b)	315	220,500
Series C
5.15%, 7/15/15	80	83,493
FirstEnergy Corp.
Series C
7.375%, 11/15/31	167	183,673
Nisource Finance Corp.
5.40%, 7/15/14	710	691,668
Pacific Gas & Electric Co.
4.80%, 3/01/14	195	205,713
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67 (b)	370	281,200

		2,481,872

Natural Gas - 2.7%
CenterPoint Energy Resources Corp.
Series B
7.875%, 4/01/13	115	123,886
Colorado Interstate Gas Co.
6.80%, 11/15/15	115	123,091
Energy Transfer Partners LP
6.125%, 2/15/17	535	553,345
Enterprise Products Operating LP
Series B
7.50%, 2/01/11	245	259,487
Kinder Morgan Energy Partners LP
7.40%, 3/15/31	95	101,508
Southern Union Co.
7.60%, 2/01/24	60	59,646
Williams Co., Inc.
7.625%, 7/15/19	285	304,950

		1,525,913

		4,007,785

Total Corporates - Investment Grades (cost $52,390,519)		50,181,065

CORPORATES - NON-INVESTMENT GRADES - 6.1%
Industrial - 3.6%
Basic - 0.9%
United States Steel Corp.
6.05%, 6/01/17	550	509,426

Capital Goods - 2.1%
Masco Corp.
4.80%, 6/15/15	680	575,675
Mohawk Industries, Inc.
6.875%, 1/15/16	525	486,714
Textron Financial Corp.
5.40%, 4/28/13	170	143,447

		1,205,836

Consumer Cyclical - Other - 0.6%
Sheraton Holding Corp.
7.375%, 11/15/15	360	340,200

		2,055,462

Financial Institutions - 2.5%
Banking - 1.2%
BankAmerica Capital II
Series 2
8.00%, 12/15/26	237	201,450
RBS Capital Trust I
4.709%, 7/01/13 (b)	340	136,000
RBS Capital Trust III
5.512%, 9/30/14 (b)	500	195,000
Zions Bancorp
5.50%, 11/16/15	155	101,861
5.65%, 5/15/14	75	49,190

		683,501

Finance - 0.6%
CIT Group, Inc.
5.40%, 1/30/16	605	328,430

Insurance - 0.7%
American International Group, Inc.
6.25%, 3/15/37	495	103,950
Genworth Financial, Inc.
6.15%, 11/15/66 (b)	575	273,125

		377,075

		1,389,006

Total Corporates - Non-Investment Grades (cost $5,098,863)		3,444,468

GOVERNMENTS - TREASURIES - 0.8%
United States - 0.8%
U.S. Treasury Bonds
5.00%, 5/15/37 (cost $452,189)	395	439,438

Total Investments - 96.5% (cost $57,941,571) (c)		54,064,971
Other assets less liabilities - 3.5%		1,946,243

Net Assets - 100.0%		$56,011,214

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, the aggregate market value of these securities amounted to $610,420 or 1.1% of net assets.
(b)	Variable rate coupon, rate shown as of July 31, 2009.
(c)	As of July 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $980,829 and gross unrealized depreciation of investments was $(4,857,429), resulting in net unrealized depreciation of $(3,876,600).

Please note: The issuer classifications presented herein are based on the Barclays Capital Fixed Income Indices developed by Barclays Capital. The fund components are divided either into duration, country, bond ratings or corporate sectors as classified by Barclays Capital.

Glossary:

LP	- Limited Partnership
REIT	- Real Estate Investment Trust

FINANCIAL ACCOUNTING STANDARDS NO. 157

July 31, 2009 (unaudited)

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective May 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2009:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporates - Investment Grades	$—	$50,181,065	$—	$50,181,065
Corporates - Non-Investment Grades	—	3,444,468	—	3,444,468
Governments - Treasuries	—	439,438	—	439,438

Total Investments in Securities	—	54,064,971	—	54,064,971
Other Financial Instruments*	—	—	—	—

	$—	$54,064,971	$—	$54,064,971

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Corporate Shares

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2009